COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Commitments
	September 30, 2021	December 31, 2020
Not later than one year	$64	$20
Later than one year and not later than five years	83	14
Later than five years	156	3
	$303	$37